Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (2)	Average Summary Compensation Table Total for Non- PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (3)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (4)	Net Income (loss) (000) (h)	Adjusted EBITDA (000) (5)
2023	$4,105,826	$1,652,953	$614,563	$466,551	$60.86	$84.88	$(7,967)	$31,284
2022	3,226,429	2,899,119	466,912	402,619	53.84	62.84	(6,602)	35,147
2021	1,355,165	1,058,374	447,954	389,979	40.19	59.25	(11,922)	26,821

(1)  The dollar amounts reported are the amounts of total compensation reported for our PEO(s) in the Summary Compensation Table for fiscal years 2023, 2022, and 2021.

(2) (3) The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO(s) or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year along with changes in pension value and nonqualified deferred compensation earnings.  The tables below provide fuller details.

(4) Reflects cumulative TSR of the Company's Peer Group index, as of October 31, 2023, 2022 and 2021. Our Peer Group Index includes the companies of: Andersons, Inc., B&G Foods, Inc., Boston Beer Company, Inc., Fresh Del Monte Produce, Inc., Hain Celestial Group, Inc., Hostess Brands, Inc., J&J Snack Foods, Corp., John B Sanfilippo & Son, Inc., and Landec, Corp.

(5) Adjusted earnings before interest, taxes, depreciation and amortization (“Adjusted EBITDA”) is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to all of the NEOs.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

Year	PEOs	NON-PEO NEOs
2023	Lee Cole, Brian Kocher	Shawn Munsell, Graciela Montgomery, Ronald Araiza, Paul Harrison, Danny Dumas, Helen Kurtz
2022	Brian Kocher, Steven Hollister	Shawn Munsell, Mariela Matute, Graciela Montgomery, Robert Wedin, Ronald Araiza, Danny Dumas, Helen Kurtz
2021	James Gibson, Steven Hollister	Mariela Matute, Kevin Manion, Robert Wedin, Ronald Araiza, Mark Lodge, Farha Aslam

Peer Group Issuers, Footnote

(4) Reflects cumulative TSR of the Company's Peer Group index, as of October 31, 2023, 2022 and 2021. Our Peer Group Index includes the companies of: Andersons, Inc., B&G Foods, Inc., Boston Beer Company, Inc., Fresh Del Monte Produce, Inc., Hain Celestial Group, Inc., Hostess Brands, Inc., J&J Snack Foods, Corp., John B Sanfilippo & Son, Inc., and Landec, Corp.

PEO Total Compensation Amount	$ 4,105,826	$ 3,226,429	$ 1,355,165
PEO Actually Paid Compensation Amount	1,652,953	2,899,119	1,058,374
Non-PEO NEO Average Total Compensation Amount	614,563	466,912	447,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 466,551	402,619	389,979
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the

“Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
				Plus Average Reported
				Change in
				Pension Value and
				Non-qualified
		Minus		Deferred
	Average Summary	Average Reported	Plus	Compensation
	Compensation Table	Value of Equity	Average Equity Award	Earnings for Non-PEO	Average Compensation
	Total for Non-PEO	Awards for Non-PEO	Adjustments for Non-	NEOs	Actually Paid to Non-
Year	NEOs (i)	NEOs (ii)	PEO NEOs (iii)	($)	PEO NEOs
2023	$614,563	$(133,400)	$(14,612)	-	$466,551
2022	466,912	(158,857)	94,564	-	402,619
2021	447,954	(68,667)	10,692	-	389,979

(i) The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for fiscal years 2023, 2022 and 2022.

(ii) Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(iii) Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOs, as itemized in the table below. No awards vested in the year they were granted.  Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PRSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for Non-PEO NEOs
	2023	2022	2021
Fair Value of Average Equity Awards for Non-PEO NEOs
Plus average as of year-end value for awards granted during the year	$25,919	$144,482	$79,181
Plus average year-over-year change of unvested awards granted in previous years	(24,970)	(2,062)	(31,104)
Plus average change from prior fiscal year-end awards that vested during the year	(4,700)	(770)	7,350
Less average fair value at the end of prior year that fail to meet vesting conditions	(11,336)	(47,086)	(52,076)
Plus average Dividends paid on stock awards	475	-	7,341
Total average equity award adjustments	$(14,612)	$94,564	$10,692

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The three financial performance measures listed in the following list represent an unranked list of the “most important” financial performance measures linking CAP to the NEOs for 2023 and Company performance. After Adjusted EBITDA, we do not consider any one of the other following financial performance measures to be a more important measure than the other measure for our Company or executive compensation program. See the discussion above in "Compensation Discussion and Analysis" for additional discussion related to executive pay.

Tabular List

● Adjusted EBITDA
● Net Sales
● Return on Invested Capital

Total Shareholder Return Amount	$ 60.86
Peer Group Total Shareholder Return Amount	84.88
Net Income (Loss)	$ (7,967,000)
Company Selected Measure Amount	31,284,000
PEO Name	Lee Cole
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description

(5) Adjusted earnings before interest, taxes, depreciation and amortization (“Adjusted EBITDA”) is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to all of the NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Minus Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,640,000)	(2,100,000)	(146,690)
PEO | Plus Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,127	1,772,690	(150,101)
PEO | Plus as of year-end value for awards granted during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,295	1,741,019	5,000
PEO | Plus year-over-year change of unvested awards granted in previous years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,000)
PEO | Plus change from prior fiscal year-end awards that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,932)		(186,557)
PEO | Less fair value at the end of prior year that fail to meet vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,207)
PEO | Plus Dividends paid on stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,971	36,671	31,456
Non-PEO NEO | Minus Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,400)	(158,857)	(68,667)
Non-PEO NEO | Plus Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,612)	94,564	10,692
Non-PEO NEO | Plus as of year-end value for awards granted during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,919	144,482	79,181
Non-PEO NEO | Plus year-over-year change of unvested awards granted in previous years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,970)	(2,062)	(31,104)
Non-PEO NEO | Plus change from prior fiscal year-end awards that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,700)	(770)	7,350
Non-PEO NEO | Less fair value at the end of prior year that fail to meet vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,336)	$ (47,086)	(52,076)
Non-PEO NEO | Plus Dividends paid on stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 475		$ 7,341